Liquidity - Financial Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Liabilities
Carrying Amount	€ 13,617	€ 11,303
Total current financial liabilities	3,273	1,125
Total non-current financial liabilities	12,923	10,553
Total financial liabilities	€ 16,196	€ 11,678
Financial debt as % of financial liabilities - current	84.00%	97.00%
Interest rate	1.09%	1.33%	1.29%
Bonds
Financial Liabilities
Carrying Amount	€ 9,433	€ 10,204
Private placements
Financial Liabilities
Carrying Amount	1,067	1,041
Commercial Papers
Financial Liabilities
Carrying Amount	1,100
Bank loans
Financial Liabilities
Carrying Amount	2,017	58
Current
Financial Liabilities
Nominal Volume	2,529	759
Carrying Amount	2,531	768
Total current financial liabilities	€ 3,273	€ 1,125
Financial debt as % of financial liabilities - current	77.00%	68.00%
Current | Bonds
Financial Liabilities
Nominal Volume	€ 1,150	€ 750
Carrying Amount	1,150	759
Current | Private placements
Financial Liabilities
Nominal Volume	258	0
Carrying Amount	259	0
Current | Commercial Papers
Financial Liabilities
Nominal Volume	1,100
Carrying Amount	1,100
Current | Bank loans
Financial Liabilities
Nominal Volume	21	9
Carrying Amount	22	9
Non Current
Financial Liabilities
Nominal Volume	11,139	10,572
Carrying Amount	11,086	10,535
Total non-current financial liabilities	€ 12,923	€ 10,553
Financial debt as % of financial liabilities - non-current	86.00%	100.00%
Non Current | Bonds
Financial Liabilities
Nominal Volume	€ 8,367	€ 9,512
Carrying Amount	8,283	9,445
Non Current | Private placements
Financial Liabilities
Nominal Volume	772	1,011
Carrying Amount	808	1,041
Non Current | Commercial Papers
Financial Liabilities
Nominal Volume	0
Carrying Amount	0
Non Current | Bank loans
Financial Liabilities
Nominal Volume	2,000	49
Carrying Amount	€ 1,995	€ 49